Supplement dated April 20, 2012 to the Wilmington Funds (the “Funds” or the “Trust”) (formerly, MTB

Group of Funds) Prospectus dated August 31, 2011) (the “Prospectus”)

Effective April 27, 2012, the information in the Prospectus will be amended, supplemented, or replaced as follows:

The following supplements, amends and replaces certain information under the section entitled “Management of the Fund,” for the Wilmington Multi-Manager International Fund (the “International Fund”) and supersedes all information pertaining to the International Fund contained in item 5(a) of the supplement dated March 12, 2012 to the Trust’s Prospectus.

Wilmington Multi-Manager International Fund

Portfolio Managers	Title	Service Date (with the Fund)
Samuel Fraundorf, CFA, CPA	President at WTIA	2012
George Chen, CFA, CIPM	Assistant Vice President and Research Analyst at WTIA	2012
Clement K. Miller, CFA	Administrative Vice President at WTIA	2012
Thomas R. Pierce, CFA	Chief Investment Strategist at WTIA	2012
Asha Mehta, CFA	Vice President and Portfolio Manager at Acadian	2012
Constantine P. Papageorgiou, CFA	Vice President and Portfolio Manager at Acadian	2012
David Bertocchi, CFA	Divisional Director at Barings	2000
Jonathan Greenhill	Equity Investment Manager at Barings	2011
Karen E. Umland, CFA	Vice President and Senior Portfolio Manager at Dimensional	2012
Stephen A. Clark	Vice President and Senior Portfolio Manager at Dimensional	2012
Joseph H. Chi, CFA	Vice President and Portfolio Manager at Dimensional	2012
Jed S. Fogdall	Vice President and Portfolio Manager at Dimensional	2012
Nellie Bronner, CFA	Managing Director and Portfolio Manager at Goldman Sachs	2012
Ron Hua, CFA	Managing Director and Chief Investment Officer of Equity Alpha Strategies at Goldman Sachs	2012
Len Ioffe CFA	Managing Director and Senior Portfolio Manager at Goldman Sachs	2012
Denis Suvorov, CFA	Vice President and Portfolio Manager at Goldman Sachs	2012
Thomas R. H. Tibbles, CFA	Chief Investment Officer – Canada and Managing Director – Growth Team at HGI	1999
Barry A. Lockhart, CFA	Deputy Managing Director – Canada at HGI	1999
Trevor Graham, CFA	Senior Vice President, Research at HG	2004
Patrick Tan	Senior Vice President, Research at HGI	1999
Puneet Mansharamani, CFA	Partner and Senior Quantitative Analyst at LSV	2000
Josef Lakonishok	Partner and Chief Executive Officer at LSV	1994
Menno Vermeulen, CFA	Partner and Senior Quantitative Analyst at LSV	1995
David M. Stein, Ph.D	Chief Investment Officer at Parametric	2012
Thomas C. Seto	Director of Portfolio Management and Portfolio Manager at Parametric	2012
Michael L. Reynal	Portfolio Manager at Principal Global	2012

The following supplements and amends certain information on page 87 of the Prospectus under the section entitled “Who Manages the Funds,” under “ Portfolio Manager Responsibilities” for the Wilmington Multi-Manager International Fund (the “International Fund”), and supersedes all information pertaining to the International Fund contained in item 5(a) of the supplement dated March 12, 2012 to the Trust’s Prospectus.

Portfolio Manager Responsibilities

International Fund (formerly, International Equity Fund) – R. Samuel Fraundorf, CFA, CPA, George Chen, CPA, CIPM, Clement K. Miller, CFA and Thomas R. Pierce, CFA allocate the assets of the International Fund among the sub-advisors. Asha Mehta, Contantine P. Papageorgiou, David Bertocchi, Jonathan Greenhill, Karen E. Umland, Stephen A. Clark, Joseph H. Chi, Jed S. Fogdall, Nellie Bronner, CFA, Ron Hua, Len Ioffe, Denis Suvorov, CFA, Thomas R.H. Tibbles, Barry A. Lockhart, Trevor Graham, Patrick Tan, Puneet Mansharamani, Josef Lakonishok, Menno Vermeulen, David M. Stein, Thomas C. Seto and Michael L. Reynal, Portfolio Managers for the sub-advisors, jointly manage the International Fund. They decide on capitalization weightings, purchase and sales, and decide on sector and capitalization weightings for the portion of the International Fund that they manage. Each sub-advisor is responsible for research coverage which is assigned by global industry sectors, recommending stocks and recommending subsequent buy and sell decisions.

The following supersedes the information contained in item 5(b) of the supplement dated March 12, 2012 to the Trust’s Prospectus, under the section entitled “Who Manages the Funds” under “Portfolio Manager Biographies”.

Portfolio Manager Biographies

Biographical information for Amanda M. Cogar is hereby deleted.

Please keep this Supplement for future reference.

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